UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2018

Item 1. Report to Shareholders

Mortgage-Backed Securities Multi-Sector Account Portfolio	February 28, 2018

The views and opinions in this report were current as of February 28, 2018. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

Dear Investor

The Mortgage-Backed Securities Multi-Sector Account Portfolio generated returns of -1.73% for the six-month period and 0.44% for the 12-month period ended February 28, 2018. As shown in the Performance Comparison table, the portfolio outperformed the Bloomberg Barclays U.S. Mortgage Backed Securities Index for the respective periods.

Over the past 12 months, the portfolio’s share price declined $0.25 and dividend income totaled $0.29. In the last six months of the period, the portfolio’s share price declined $0.31, while dividends totaled $0.15.

Mortgage-backed securities (MBS) generated positive results for the 12-month period, although weakness over the past six months offset most of the gains recorded in the first half of the reporting period. MBS outperformed Treasuries for the annual period but lagged the broad-based Bloomberg Barclays U.S. Aggregate Bond Index. The Federal Reserve began slowly reducing its MBS holdings during the period, which was a headwind for the sector, but rising interest rates helped reduce mortgage prepayments risk and investor demand for high-quality securities supported the MBS market.

Citing the strengthening labor market and expectations that inflation would move higher over the medium term, the Federal Reserve raised short-term interest rates three times over the last year, lifting the federal funds target rate to a range of 1.25% to 1.50% by the end of February 2018. Additionally, in October, the Fed began slowly unwinding its $4.5 trillion balance sheet, a legacy of its massive purchases of Treasury bonds and mortgage-backed securities in the aftermath of the 2008 financial crisis. The Fed initially allowed $6 billion of Treasuries and $4 billion of MBS to roll off its balance sheet each month as securities matured, an increment that will gradually increase.

The yield on the 10-year Treasury note—which best approximates the maturity of MBS—rose from 2.36% at the end of February 2017 to 2.87% as of February 28, 2018. Treasury yields reached their low point for the period in early September 2017 as growing concerns about the potential for conflict on the Korean Peninsula led to increased demand for safe-haven securities. However, rates rose through the end of 2017, and the pace of increases accelerated in the first two months of 2018. Treasury yields reached multiyear highs in February as the prospect of a larger federal budget deficit and rising inflation expectations led to decreased investor demand.

The portfolio’s sector positioning was little changed from the start of the period. As shown in the Security Diversification table, our largest allocation is to agency (Fannie Mae and Freddie Mac) MBS. Although we also maintain a significant position in absolute terms in securities backed by Ginnie Mae (GNMA), we have an underweight position relative to the benchmark, which contributed to the portfolio’s outperformance. GNMAs faced headwinds in 2017 amid reports that some lenders participating in a Veterans Affairs (VA) Department loan program had been “churning” borrowers, or lending at a rate they knew could be refinanced lower within a short time to capture more commissions. This activity artificially elevated prepayments and weighed on the segment. GNMAs were also hampered by heavy supply, waning overseas demand, and concerns about the impact of proposed government-sponsored entity reforms.

Our GNMA security selection detracted and offset some of the gains we achieved from our overall defensive positioning. Higher-coupon GNMAs that we believed were attractively valued detracted. These securities proved to be exposed to the VA churning, and the income we received was less than anticipated as borrowers were quicker to refinance their mortgages.

The portfolio’s weighted average maturity and duration were longer at the end of the reporting period. Our underweight to 15-year maturities and overweight to 30-year securities added value. Our longer-maturity holdings benefited as interest rate volatility was less than what the market had priced in.

Looking ahead at the remainder of 2018, fundamentals for mortgage-backed securities appear strong as housing continues to be a bright spot for the economy, and higher interest rates are likely to contain refinancing activity. However, it is clear that the market will face some technical challenges. The Fed will be less of a factor in providing demand as it continues to let MBS roll off its balance sheet, while the supply of new MBS is expected to grow.

On a valuation basis, MBS appear attractive relative to riskier fixed income segments such as corporate credit and emerging markets, which have experienced lengthy rallies. Moreover, the liquidity and strong credit quality of agency MBS should remain appealing to fixed income investors.

Respectfully submitted,

Andrew McCormick
Chairman of the Investment Advisory Committee

March 22, 2018

The portfolio’s committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing its investment program.

Risk of MBS Investing

A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall because homeowners tend to refinance and prepay principal. Prepayments can cause the average maturity of the portfolio to shorten, require the fund to reinvest proceeds at lower interest rates, or even cause certain bonds’ prices to fall below what the fund paid for them, resulting in a capital loss. Increased interest rates can cause the fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund’s share price.

Glossary

Asset-backed securities: Bonds whose payments are backed by a pool of receivables or other financial assets.

Bloomberg Barclays U.S. Mortgage Backed Securities Index: Tracks the performance of mortgage-backed pass-through securities.

Collateralized mortgage obligation (CMO): Bonds backed by mortgage pass-throughs whose cash flows are directed in different ways to different classes. Some classes may have less risk associated with prepayments, and, by default, the other classes will have more prepayment risk.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of five years would fall about 5% in price in response to a one-percentage-point rise in interest rates, and vice versa.

SEC yield (30-day): A method of calculating a fund’s yield that assumes all portfolio securities are held until maturity. Yield will vary and is not guaranteed.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities.

Note: Bloomberg Index Services Ltd. Copyright 2018, Bloomberg Index Services Ltd. Used with permission.

Performance and Expenses
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception (for portfolios lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual portfolio averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
February 28, 2018

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
February 28, 2018
($000s, except shares and per share amounts)

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
($000s)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
($000s)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
February 28, 2018

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund is available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and is not available for direct purchase by members of the public. The fund seeks high current income and, secondarily, capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Income distributions are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. A capital gain distribution may also be declared and paid by the fund annually.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2018:

There were no material transfers between Levels 1 and 2 during the year ended February 28, 2018.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

TBA Purchase and Sale Commitments The fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of February 28, 2018, no collateral had been posted by the fund to counterparties for TBAs.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also may invest in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

Other Purchases and sales of U.S. government securities aggregated $593,936,000 and $604,678,000, respectively, for the year ended February 28, 2018.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. For the year ended February 28, 2018, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended February 28, 2018 and February 28, 2017, were characterized for tax purposes as follows:

At February 28, 2018, the tax-basis cost of investments and components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expense in excess of a specified custody fee limitation but excluding interest and borrowing-related charges; taxes; brokerage fees and commissions (including dealer markups and spreads), transfer taxes, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities and other holdings; and other non-recurring expenses permitted by the investment management agreement. The agreement provides that the fund will bear custody expense up to the custody fee limitation, equal to 0.02% of the fund’s average daily net assets. Expenses of the fund paid by the manager are not subject to later repayment by the fund.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

As of February 28, 2018, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 1,000,000 shares of the fund, representing 9% of the fund’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2018, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Multi-Sector Account Portfolios, Inc. and
Shareholders of T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (one of the portfolios constituting T. Rowe Price Multi-Sector Account Portfolios, Inc., hereafter referred to as the “Fund”) as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
April 18, 2018

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Portfolio’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore* (1959) 2018 [191]	President, Radian Guaranty (2008 to 2017); Member, Bazemore Consulting LLC (2018 to present); Member, Chimera Investment Corporation (2017 to present); Member, Federal Home Loan Bank of Pittsburgh (2017 to present)

Ronald J. Daniels* (1959) 2018 [191]	President, The Johns Hopkins University,(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present); Director, Lyndhurst Holdings (2015 to present)

Anthony W. Deering** (1945) 2012 [0]	Chairman, Exeter Capital, LLC, a private investment firm (2004 to 2017); Director and Advisory Board Member, Deutsche Bank North America (2004 to 2017); Director, Vornado Real Estate Investment Trust (2004 to 2012); Director, Under Armour (2008 to 2017); Director, Brixmor Real Estate Investment Trust (2012 to 2017)

Bruce W. Duncan (1951) 2013 [191]	Chief Executive Officer and Director (January 2009 to December 2016), Chairman of the Board (January 2016 to present), and President (January 2009 to September 2016), First Industrial Realty Trust, an owner and operator of industrial properties; Chairman of the Board (2005 to September 2016) and Director (1999 to September 2016), Starwood Hotels & Resorts, a hotel and leisure company; Director, Boston Properties (May 2016 to present); Director, Marriott International, Inc. (September 2016 to present)

Robert J. Gerrard, Jr. (1952) 2013 [191]	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to January 2016)

Paul F. McBride (1956) 2013 [191]	Advisory Board Member, Vizzia Technologies (2015 to present)

Cecilia E. Rouse, Ph.D. (1963) 2013 [191]	Dean, Woodrow Wilson School (2012 to present); Professor and Researcher, Princeton University (1992 to present); Member of National Academy of Education (2010 to present); Director, MDRC, a nonprofit education and social policy research organization (2011 to present); Research Associate of Labor Studies Program (2011 to 2015) and Board Member (2015 to present), National Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession (2012 to present); Vice President, American Economic Association (2015 to present)

John G. Schreiber (1946) 2012 [191]	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochairman of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, General Growth Properties, Inc. (2010 to 2013); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2013 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to present)

Mark R. Tercek (1957) 2012 [191]	President and Chief Executive Officer, The Nature Conservancy (2008 to present)

*Effective January 1, 2018, Ms. Bazemore and Mr. Daniels were elected as independent directors of the Price Funds.
**Mr. Deering served as an independent director of the Price Funds until November 17, 2017.
(a)All information about the independent directors was current as of December 31, 2017, except for the information provided for Ms. Bazemore and Mr. Daniels, which is current as of January 1, 2018.
(b)William J. Stromberg, president and CEO of T. Rowe Price Group, Inc., which is the parent company of the Price Funds’ investment adviser, has served on the Board of Trustees of The Johns Hopkins University since 2014 and is a member of The Johns Hopkins University Board’s Compensation Committee.

Inside Directors

Name (Year of Birth) Year Elected* [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Edward C. Bernard (1956) 2012 [191]	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board, Director, and Vice President, T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board and Director, T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, Chief Executive Officer, Director, and President, T. Rowe Price International and T. Rowe Price Trust Company; Chairman of the Board, all funds

Edward A. Wiese, CFA (1959) 2015 [56]	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth) Position Held With Multi-Sector Account Portfolios	Principal Occupation(s)

Roy H. Adkins (1970) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Anil K. Andhavarapu (1980) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Steve Boothe, CFA (1977) Executive Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Peter I. Botoucharov (1965) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Tala Boulos (1984) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Darrell N. Braman (1963) Vice President and Secretary	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Brian J. Brennan, CFA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company

Steven G. Brooks, CFA (1954) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Christopher P. Brown, Jr., CFA (1977) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian E. Burns (1960) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Sheldon Chan (1981) Vice President	Vice President, Price Hong Kong and T. Rowe Price Group, Inc.

Carolyn Hoi Che Chu (1974) Vice President	Vice President, Price Hong Kong and T. Rowe Price Group, Inc.

Michael J. Conelius, CFA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company

Michael F. Connelly, CFA (1977) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Michael P. Daley (1981) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Ramon R. de Castro (1966) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephen M. Finamore, CPA (1976) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Justin T. Gerbereux, CFA (1975) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

John R. Gilner (1961) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Michael J. Grogan, CFA (1971) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Richard L. Hall (1979) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group Inc.

Steven C. Huber, CFA, FSA (1958) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International

Arif Husain, CFA (1972) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Keir R. Joyce, CFA (1972) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Andrew J. Keirle (1974) Executive Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Steven M. Kohlenstein (1987) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group Inc.

Paul J. Krug, CPA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Christopher J. Kushlis, CFA (1976) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Michael Lambe, CFA (1977) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Martin G. Lee (1963) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Alan D. Levenson, Ph.D. (1958) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Paul M. Massaro, CFA (1975) Executive Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Catherine D. Mathews (1963) Treasurer and Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Andrew C. McCormick (1960) Executive Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Michael J. McGonigle (1966) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Samy B. Muaddi, CFA (1984) Executive Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Alexander S. Obaza (1981) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

David Oestreicher (1967) Vice President	Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Chief Legal Officer and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price and T. Rowe Price International; Vice President, Price Hong Kong and Price Singapore

Kenneth A. Orchard (1975) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Miso Park, CFA (1982) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

John W. Ratzesberger (1975) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; formerly, North American Head of Listed Derivatives Operation, Morgan Stanley (to 2013)

Shannon H. Rauser (1987) Assistant Secretary	Employee, T. Rowe Price

Theodore E. Robson, CFA (1965) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Brian A. Rubin, CPA (1974) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Mariel Santiago (1981) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, Equity Research Analyst, HSBC Securities, Inc. (to 2014)

Michael K. Sewell (1982) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Daniel O. Shackelford, CFA (1958) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Scott D. Solomon, CFA (1981) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

David Stanley (1963) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Kimberly A. Stokes (1969) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Ju Yen Tan (1972) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Robert D. Thomas (1971) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Siby Thomas (1979) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

David A. Tiberii, CFA (1965) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company

Mark J. Vaselkiv (1958) Executive Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Lauren T. Wagandt (1984) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Megan Warren (1968) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly, Executive Director, JP Morgan Chase (to 2017)

John D. Wells (1960) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Thea N. Williams (1961) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

J. Howard Woodward, CFA (1974) Vice President	Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,160,000 and $1,840,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Sector Account Portfolios, Inc.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 18, 2018

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	April 18, 2018